LEASES Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating Lease, Cost	$ 147	$ 139
Finance Lease, Right-of-Use Asset, Amortization	2	3
Finance Lease, Interest Expense	0	0
Finance Lease, Cost	2	3
Short-term Lease, Cost	3	4
Variable Lease, Cost	45	21
Sublease Income	22	22
Lease, Cost	$ 175	$ 145
Lessee, Lease, Description [Line Items]
Operating Leases, Rent Expense, Net			$ 108